Property, Plant and Equipment (Movement in Net Book Amount) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about property, plant and equipment [line items]
Opening net book amount	¥ 12,866,428	¥ 13,474,287
Additions	84,508	2,925
Disposals	(37,614)	(16,424)	¥ (37,133)
Disposal of subsidiaries	(2,291)
Reclassification	0	0
Transferred from construction in progress	344,935	1,132,216
Transferred to investment property		(24,489)
Transferred to lease prepayments and other non-current assets		(9,066)
Charge for the year	(1,550,924)	(1,574,842)	(1,624,547)
Impairment loss	(58,652)	(118,179)	(254,242)
Closing net book amount	11,646,390	12,866,428	13,474,287
Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening net book amount	1,122,393	1,259,193
Additions	0	0
Disposals	(10,069)	(736)
Disposal of subsidiaries	0
Reclassification	775	(22,337)
Transferred from construction in progress	7,260	3,631
Transferred to investment property		(24,489)
Transferred to lease prepayments and other non-current assets		(9,066)
Charge for the year	(87,129)	(83,803)
Impairment loss	0	0
Closing net book amount	1,033,230	1,122,393	1,259,193
Plant and machinery [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening net book amount	11,414,649	11,863,517
Additions	58,906	1,231
Disposals	(25,141)	(14,029)
Disposal of subsidiaries	0
Reclassification	(13,904)	20,519
Transferred from construction in progress	309,346	1,085,101
Transferred to investment property		0
Transferred to lease prepayments and other non-current assets		0
Charge for the year	(1,398,681)	(1,423,511)
Impairment loss	(58,652)	(118,179)
Closing net book amount	10,286,523	11,414,649	11,863,517
Vehicles and other equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening net book amount	329,386	351,577
Additions	25,602	1,694
Disposals	(2,404)	(1,659)
Disposal of subsidiaries	(2,291)
Reclassification	13,129	1,818
Transferred from construction in progress	28,329	43,484
Transferred to investment property		0
Transferred to lease prepayments and other non-current assets		0
Charge for the year	(65,114)	(67,528)
Impairment loss	0	0
Closing net book amount	¥ 326,637	¥ 329,386	¥ 351,577